Right of Use Assets (Details) - Schedule of Reconciliations of Right-of-Use Assets Written Down - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Reconciliations of Right of Use Assets Written Down [Abstract]
Opening balance – 1 July	$ 35,199	$ 105,594
Addition – lease extension	364,941
Depreciation	(39,685)	(70,395)
Balance at 30 June 2023	$ 360,455	$ 35,199